Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ASSETS
Cash and Deposits in Banks	$ 74,766,039	$ 52,505,097	$ 66,306,368
Cash	10,696,465	9,982,946	8,975,352
Central Bank of Argentina	50,212,127	34,997,137	52,479,750
Other Local and Foreign Entities	13,401,648	5,583,148	4,849,440
Other	455,799	1,941,866	1,826
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Derivative Financial Instruments	17,293	12,149	17,911
Repo transactions		2,096,284	35,237
Other financial assets	2,999,584	3,355,507	2,036,966
Loans and other financing	179,166,463	195,864,678	162,864,366
Non financial Public Sector	1,775,507	2,781,024	2,921,334
Other Financial Entities	5,625,848	4,782,999	3,156,606
Non financial Private Sector and Foreign Residents	171,765,108	188,300,655	156,786,426
Other debt securities	64,584,759	51,238,580	37,579,769
Financial assets delivered as guarantee	6,756,220	11,277,691	6,800,296
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
Investment in associates and joint arrangements	108,823	323,265	228,970
Property, Plant and Equipment	15,544,258	15,205,782	13,953,683
Intangible Assets	2,120,595	1,626,253	1,506,292
Deferred Income Tax Assets		1,249
Other Non Financial Assets	985,435	2,174,196	2,161,137
Non current assets held for sale	1,496,757	368,329	174,283
Assets	351,232,991	338,069,866	295,027,566
LIABILITIES
Deposits	237,954,419	212,800,371	206,113,028
Non financial Public Sector	19,354,087	19,032,549	17,445,381
Financial Sector	148,275	120,123	102,938
Non financial Private Sector and Foreign Residents	218,452,057	193,647,699	188,564,709
Liabilities at fair value through profit or loss		9,523
Derivative Financial Instruments	1,369	34,116
Repo Transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from the Central Bank of Argentina and other financial entities	2,998,010	1,733,524	479,907
Issued corporate bonds	6,377,311	6,957,379	3,104,030
Current Income Tax Liabilities	2,946,479	5,869,385	3,224,097
Subordinated Corporate Bonds	15,288,390	11,170,509	11,749,101
Provisions	1,056,624	1,026,017	617,268
Deferred Income Tax Liabilities	2,341,456	1,875,636	2,917,369
Other Non-financial Liabilities	5,875,117	5,279,810	5,830,128
Total liabilities	290,322,157	266,318,272	247,738,555
SHAREHOLDERS' EQUITY
Capital Stock	669,663	669,663	584,563
Additional paid-in capital	23,266,223	23,266,223	3,450,064
Adjustments to Shareholders' Equity	6,361,115	6,361,115	6,306,336
Earnings Reserved	41,999,214	37,626,956	26,504,779
Unappropriated Retained Earnings	(10,656,499)	(2,462,021)	9,935,020
Other Comprehensive (Loss) / Income	(30,167)	40,856	121,075
Net (Loss) / Income for the fiscal year	(701,220)	5,938,807
Net Shareholders' Equity attributable to the owners of parent company	60,908,329	71,441,599	46,901,837
Net Shareholders' Equity attributable to non-controlling interests	2,505	309,995	387,174
TOTAL SHAREHOLDERS' EQUITY	60,910,834	71,751,594	47,289,011
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 351,232,991	$ 338,069,866	$ 295,027,566